Share capital - Narratives (Details) - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Issued share capital	SFr 2,089,000	SFr 1,797,000
Number of treasury shares outstanding	5,243,958	6,214,021
Common Shares [Member]
Disclosure of classes of share capital [line items]
Issued share capital	SFr 2,088,823	SFr 1,796,675
Number of shares	99,197,829	83,620,364